Schedule I Condensed Financial Information - Condensed Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets
Cash and cash equivalents	¥ 363,083	¥ 369,811	¥ 744,323	¥ 859,313
Guarantee deposits	74,139	244,229
Accounts receivable	150,372	141,054
Loans and advances to customers	2,512,851	1,927,607
Securities	1,736,835	1,075,748
Other financial assets	32,293	23,130
Property and equipment	14,879	14,493
Right-of-use assets	12,175	14,799	8,852
Intangible assets	66,466	65,672
Deferred tax assets	107,275	49,392
Total assets	5,176,012	4,042,105
Liabilities
Deposits	2,952,495	2,385,939
Accounts payable	1,122,338	949,397
Income tax payables	13,073	6,477
Other financial liabilities	48,116	34,207
Provisions	7,403	7,041
Lease liabilities	9,549	12,097
Other liabilities	27,115	23,261
Total liabilities	4,745,251	3,818,374
Shareholders' equity
Issued capital	200,635	91,434
Share premium	86,730	13,727
Retained earnings	109,869	(4,887)
Total shareholders' equity	430,761	223,731	191,251	191,540
Total liabilities and shareholders' equity	5,176,012	4,042,105
Parent Company
Assets
Cash and cash equivalents	308,218	133,350	¥ 312,072	¥ 599,959
Guarantee deposits	624,995	590,878
Accounts receivable	579,421	472,813
Loans and advances to customers	50	51
Securities	65,612	35,953
Other financial assets	15,271	11,264
Property and equipment	1,814	1,666
Right-of-use assets	4,366	2,959
Intangible assets	20,883	18,958
Investments in subsidiaries and associates	257,536	115,165
Deferred tax assets	70,273	12,737
Other assets	5,036	5,126
Total assets	1,953,475	1,400,920
Liabilities
Deposits	451,263	391,595
Accounts payable	1,008,463	842,956
Income tax payables	4,872	2,995
Other financial liabilities	32,485	21,099
Provisions	1,466	745
Lease liabilities	6,166	6,744
Other liabilities	15,371	14,523
Total liabilities	1,520,086	1,280,657
Shareholders' equity
Issued capital	200,635	91,434
Share premium	110,799	968
Retained earnings	121,955	27,861
Total shareholders' equity	433,389	120,263
Total liabilities and shareholders' equity	¥ 1,953,475	¥ 1,400,920